TAXES	6 Months Ended
Mar. 31, 2026
TAXES
TAXES

NOTE 9 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

Under Singapore tax laws, the corporate income tax rate varies from year to year. For the six months ended March 31, 2026 and 2025, the corporate income tax rate was 17%. The Company’s Singapore subsidiaries applied the tax rate of 17% for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Singapore profits tax regulation.

Japan

Under Japanese tax laws, the corporate income tax rate varies depending on the size of the tax payer. For the six months ended March 31, 2026 and 2025, the applicable corporate income tax rate was 15%. The Company’s Japanese subsidiary applied the tax rate of 15% for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Japanese profits tax regulation.

Hong Kong

Under Hong Kong tax laws, with effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million (approximately $256,000) of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. For the six months ended March 31, 2026 and 2025, NetClass HK applied the two-tier profits tax rate for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Hong Kong profits tax regulation.

NOTE 9 — TAXES (Continued)

(a)	Corporate Income Taxes (“CIT”) (Continued)

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis.

According to announcement of the Ministry of Finance and the State Taxation Administration [2022] No.13, which became effective on January 1, 2022 and to December 31, 2024, small, low profit enterprises with annual taxable income exceeding RMB 1 million ($141,778) but no more than RMB 3 million ($425,333) are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 to December 31, 2027, small, low profit enterprises are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

For the six months ended March 31, 2026 and 2025, all PRC subsidiaries are small and micro-profit companies as defined, and thus are eligible for the above preferential tax rate for small and micro enterprises for the taxable profit less than RMB3 million.

The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since NetClass China was approved as an HNTE beginning December 2019 and renewed in December 2022, NetClass China is entitled to a reduced income tax rate of 15% from 2019 to 2024. However, as the preferential tax rate for small and micro enterprises and the preferential tax rate for high-tech enterprises cannot be enjoyed simultaneously, NetClass China that meet both requirements chooses to enjoy the tax preferential treatment for small and micro enterprises for the six months ended March 31, 2026 and 2025.

i)	The components of the income tax provision(benefit) for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025
Current tax expense (benefit)
PRC	$299	$—
Hong Kong	—	—
Singapore	—	(25,546)
Japan	—	1
Total	299	$(25,545)

Deferred tax (benefit)
PRC	(145)	340
Hong Kong	(42,850)	(65,648)
Singapore	(18,958)	(350)
Japan	(22,693)	(7,454)
Total	(84,646)	(73,112)

Total income tax benefit	$(84,347)	$(98,657)

NOTE 9 — TAXES (Continued)

i)	The components of the income tax provision for the years ended September 30, 2025, 2024 and 2023 are as follows: (Continued)

Loss before provision for income taxes is attributable to the following geographic locations for the six months ended March 31, 2026 and 2025:

	2026	2025
PRC	$(1,039,066)	$(971,211)
Hong Kong and other jurisdictions	(5,006,570)	(4,083,089)
Loss before income taxes	$(6,045,636)	$(5,054,300)

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate for the six months ended March 31, 2026 and 2025:

	2026	2025
Income tax (benefit) at PRC statutory income tax rate	$(1,511,409)	$(1,248,207)
Impact of different tax rates in other jurisdictions	1,124,292	840,758
Effect of preferential tax rate	250,663	259,890
Super deduction of qualified R&D expenditures *	(4,788)	(8,597)
Effect of change in valuation allowance	51,591	50,437
Non-deductible items and other **	5,305	7,062
Income tax benefit	$(84,347)	$(98,657)
*

According to laws and regulations of the State Administration of Tax of the PRC effective October 1, 2022, enterprises engaging in R&D activities may claim an additional tax deduction of 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

The aggregate amount and per share effect of preferential tax rate are as follows:

	2026	2025
The aggregate amount of PRC preferential tax rate	$250,663	$259,890
The aggregate effect on basic and diluted net loss per share
- Basic and diluted	(0.53)	(0.77)

NOTE 9 — TAXES (Continued)

iii)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting and tax basis of assets and liabilities:

	March 31,	September 30,
	2026	2025
		audited
Deferred tax assets:
Allowance for credit losses	$105,599	$72,957
Net operating losses	490,637	443,732
Operating lease liabilities	37,052	41,239
Total deferred tax assets	633,288	557,928
Less: Valuation allowance	(324,921)	(264,068)
Total deferred tax assets, net of valuation allowance	308,367	293,860

Deferred tax liabilities:
Effect of other temporary differences	(37,465)	(98,814)
Fair value increment on appraisal	(40,390)	(46,562)
Operating lease right of use assets	(35,944)	(40,090)
Total deferred tax liabilities	(113,799)	(185,466)
Total deferred tax assets, net	$194,568	$108,394

Valuation allowance movement for the six months ended March 31, 2026 and 2025 is as follows:

	2026	2025
Beginning balance	$264,068	$215,526
Additions	56,803	56,808
Reversals	(5,220)	(6,379)
Foreign currency translation adjustments	9,270	(7,282)
Ending balance	$324,921	$258,673

NOTE 9 — TAXES (Continued)

iii)

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities as of September 30, 2025 and 2024: (Continued)

According to PRC tax regulations, PRC net operating loss can generally carry forward for five years from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises is no more than 10 years. Carryback of losses is not permitted. As of March 31, 2026 and September 30, 2025, the Company had net operating losses of $6,727,650 and $6,265,398, respectively, which are available to offset future taxable income. If not used, these carryforwards will expire from 2025 through 2030.

The realization of deferred tax assets is dependent upon the generation of taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual entity basis. As of March 31, 2026 and September 30, 2025, valuation allowances on deferred tax assets are provided because the Company believes that it is more-likely-than-not that certain of the subsidiaries in the PRC will not be able to generate sufficient taxable income in the near future, to realize the deferred tax assets carried-forwards. For the remaining entities, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of March 31, 2026 and September 30, 2025.

(b)Taxes payable

Taxes payable consist of the following:

		September 30,
	March 31, 2026	2025
		audited
PRC	$95,417	$92,062
Hong Kong	198,387	199,894
Singapore	8,429	8,422
Japan	17,632	19,097
Total taxes payable	$319,865	$319,475

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2026 and September 30, 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next 12 months. For the six months ended March 31, 2026 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of March 31, 2026, the tax years ended December 31, 2020 through 2025 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.